S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 17, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
Aperture Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,735,000
Securities Issued or to be Issued, Shares (in Shares) | shares	273,500
Common Class B [Member] | Aperture Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	3,328,767
Over-Allotment Option [Member] | Aperture Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,828,082
Private Placement Units [Member] | Aperture Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,600,000
Securities Issued or to be Issued, Shares (in Shares) | shares	260,000
Repayments of Loan [Member] | Aperture Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 500,000
Working Capital Loans [Member] | Aperture Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10